Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Principal Components of Deferred Taxes

The principal components of deferred taxes were as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Deferred tax assets
Accrued expenses	9,231	12,142	13,757
Advertising expenses carrying forwards	—	24,202	24,485
Depreciation of property and equipment	853	388	775
Impairment for property and equipment, right-of-use assets and rental deposits	—	—	11,140
Net operating loss carrying forwards	503,212	724,597	1,017,664
Total deferred tax assets	513,296	761,329	1,067,821
Less: valuation allowance	(513,296)	(761,329)	(1,067,821)
Deferred tax assets, net	—	—	—

Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before provision for income taxes	(963,750)	(1,339,908)	(1,441,913)
Income tax benefit computed at an applicable tax rate of 25%	(240,938)	(334,977)	(360,478)
Effect of non-deductible expenses	3,738	11,540	5,083
Effect of research and development expenses super deduction	(10,740)	(24,037)	(19,199)
Effect of preferential tax rate	18,413	18,513	50,248
Effect on tax rates in different tax jurisdictions	20,473	80,928	17,854
Change in valuation allowance	209,054	248,033	306,492
	—	—	—

Summary of Movements of Valuation Allowance

If the tax holidays granted to Shanghai Hexu and Beijing Yiqi Education were not available, there would be no income tax expenses incurred for the Group and no impact on the basic and diluted net loss per ordinary share attributable to the Company, for the three years ended December 31, 2021.

9.	INCOME TAXES – continued

PRC - continued

The movements of valuation allowance for the years end December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the period	304,242	513,296	761,329
Additions	209,054	248,033	306,492
Reversal	—	—	—
Balance at end of the period	513,296	761,329	1,067,821